UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.
Tortoise Energy Capital Corporation
SCHEDULE OF INVESTMENTS (Unaudited)
	February 29, 2008
	Shares	Fair Value
Common Stock - 0.2% (1)
Shipping - 0.2% (1)
Republic of the Marshall Islands - 0.2% (1)
Capital Product Partners L.P. (Cost $839,575)	39,050	$788,810

Master Limited Partnerships and Related Companies - 190.2% (1)
Crude/Refined Products Pipelines - 86.1% (1)
United States - 86.1% (1)
Buckeye Partners, L.P.	270,000	13,251,600
Enbridge Energy Partners, L.P.	860,700	43,017,786
Enbridge Energy Partners, L.P. (2) (3)	302,427	14,728,217
Global Partners LP	142,857	3,902,853
Holly Energy Partners, L.P.	49,215	2,021,752
Kinder Morgan Management, LLC (3) (4)	1,625,558	88,609,167
Magellan Midstream Partners, L.P.	762,900	33,041,199
NuStar Energy L.P.	732,645	39,130,569
NuStar GP Holdings, LLC	127,248	3,453,511
Plains All American Pipeline, L.P.	1,413,800	67,508,950
SemGroup Energy Partners, L.P.	366,600	9,139,338
Sunoco Logistics Partners L.P.	855,205	45,753,468
TEPPCO Partners, L.P.	686,315	25,915,254
TransMontaigne Partners L.P.	166,800	4,932,276
		394,405,940

Natural Gas/Natural Gas Liquids Pipelines - 54.4% (1)
United States - 54.4% (1)
Boardwalk Pipeline Partners, LP	846,800	20,086,096
El Paso Pipeline Partners, L.P.	819,990	19,220,566
Energy Transfer Equity, L.P.	547,246	18,201,402
Energy Transfer Partners, L.P.	831,060	39,824,395
Enterprise GP Holdings L.P.	293,934	9,235,406
Enterprise Products Partners L.P.	2,559,605	79,270,967
ONEOK Partners, L.P.	290,750	18,035,223
Spectra Energy Partners, LP	231,715	5,723,360
TC PipeLines, LP	947,654	32,381,337
Williams Pipeline Partners L.P.	375,700	7,438,860
		249,417,612

Natural Gas Gathering/Processing - 41.5% (1)
United States - 41.5% (1)
Copano Energy, L.L.C.	994,336	36,243,547
Crosstex Energy, L.P.	1,269,913	40,141,950
Crosstex Energy, L.P. (2) (5)	581,301	15,398,663
DCP Midstream Partners, LP	278,000	10,080,280
Duncan Energy Partners L.P.	331,950	7,007,465
Exterran Partners, L.P.	218,462	7,163,369
Hiland Partners, LP	2,200	111,518
MarkWest Energy Partners, L.P.	1,101,195	37,991,228
MarkWest Energy Partners, L.P. (2)	317,461	10,746,055
Regency Energy Partners LP	257,355	7,633,149
Targa Resources Partners LP	84,200	2,041,008
Williams Partners L.P.	416,539	15,466,093
		190,024,325

Propane Distribution - 4.0% (1)
United States - 4.0% (1)
Inergy, L.P.	623,468	18,211,500

Shipping - 4.2% (1)
Republic of the Marshall Islands - 0.7% (1)
Teekay LNG Partners L.P.	111,000	3,335,550
United States - 3.5% (1)
K-Sea Transportation Partners L.P.	364,410	13,166,133
OSG America L.P.	208,145	2,914,030
		16,080,163
		19,415,713

Total Master Limited Partnerships and Related Companies (Cost $674,804,831)		871,475,090

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
First American Government Obligations Fund - Class Y, 2.91% (6) (Cost $257,139)	257,139	257,139

Total Investments - 190.4% (1) (Cost $675,901,545)		872,521,039

Long-Term Debt Obligations - (41.5%) (1)	(190,000,000)
Interest Rate Swap Contracts - (3.5%) (1)
$200,000,000 notional - Unrealized Depreciation	(16,328,053)
Liabilities in Excess of Cash and Other Assets - (21.4%) (1)	(98,012,162)
Preferred Shares at Redemption Value - (24.0%) (1)	(110,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)	$458,180,824

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Restricted securities have a total fair value of $40,872,935 which represents 8.9% of net assets.
(3) Security distributions are paid-in-kind.
(4) All or a portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts.
(5) Non-income producing.
(6) Rate indicated is the 7-day effective yield as of February 29, 2008.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit and percent of net assets which the securities comprise at February 29, 2008.
Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Fair Value Per Unit	Fair Value as Percent of Net Assets
Crosstex Energy, L.P.	Series D Subordinated Units	581,301	3/23/07	$ 15,000,007	$26.49	3.4%
Enbridge Energy Partners, L.P.	Class C Common Units	302,427	4/02/07	15,000,000	48.70	3.2
Markwest Energy Partners, L.P.	Common Units	317,461	12/18/07	10,000,022	33.85	2.3
				$ 40,000,029		8.9%

The carrying value per unit of unrestricted common units of MarkWest Energy Partners, L.P. was $32.74 on December 18, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted MarkWest Energy Partners, L.P. units was obtained by the Company.

Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. There were no affiliate securities held by the Company as of February 29, 2008.  A summary of affiliated transactions for the company which was an affiliate during the period from December 1, 2007 to February 29, 2008, is as follows:

	Share Balance 11/30/07	Gross Additions	Gross Reductions	Realized Gain (Loss)	Gross Distributions Received	February 29, 2008
						Share Balance	Fair Value
Crosstex Energy, L.P. (1)	1,269,913	$ -	$ -	$ -	$774,647	1,269,913	$40,141,950
Crosstex Energy, L.P.-Series D Subordinated Units (1)	581,301	-	-	-	-	581,301	15,398,663
		$ -	$ -	$ -	$774,647		$55,540,613

(1) Not deemed an affiliate as of February 29, 2008.

As of February 29, 2008, the aggregate cost of securities for federal income tax purposes was $622,796,289. At February 29, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $253,170,870, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $3,446,120 and the net unrealized appreciation was $249,724,750.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY CAPITAL CORPORATION

Date: April 24, 2008	By:	/s/David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

TORTOISE ENERGY CAPITAL CORPORATION

Date: April 24, 2008	By:	/s/David J. Schulte
David J. Schulte
President and Chief Executive Officer

Date: April 24, 2008	By:	/s/Terry Matlack
Terry Matlack
Chief Financial Officer